Loans - Details of Negotiable Obligations (Detail) - Negotiable obligations [member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about loans [line items]
Non-current	$ 643,719	$ 502,812	$ 384,179
Current	61,217	79,306	40,760
2013 April [member] | Class XVII [member]
Disclosure of detailed information about loans [line items]
Principal value	2,250
Current			1,217
2013 June [member] | Class XX [member]
Disclosure of detailed information about loans [line items]
Principal value	1,265
Current			643
2014 March [member] | Class XXIX [member]
Disclosure of detailed information about loans [line items]
Principal value	500
Current			206
2014 September [member] | Class XXXIV [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Plus interest rate	0.10%
Interest rate	34.27%
Principal Maturity	2024
Non-current	$ 334	500	667
Current	213	224	279
2015 February [member] | Class XXXVI [member]
Disclosure of detailed information about loans [line items]
Principal value	950
Current			1,161
2015 April [member] | Class XXXVIII [member]
Disclosure of detailed information about loans [line items]
Principal value	935
Current			349
2015 April [member] | Class XXXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,500
Interest rate	8.50%
Principal Maturity	2025
Non-current	$ 116,140	126,075	89,416
Current	4,167	4,554	3,230
2015 September [member] | Class XLI [member]
Disclosure of detailed information about loans [line items]
Principal value	1,900
Current			719
2015 September and 2019 December [member] | Class XLII [member]
Disclosure of detailed information about loans [line items]
Principal value	5,196
Current			5,952
2015 October [member] | Class XLIII [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 2,000
Interest rate	34.17%
Principal Maturity	2023
Non-current	$ 667	1,333	2,000
Current	755	794	183
2016 March and 2020 January [member] | Class XLVI [member]
Disclosure of detailed information about loans [line items]
Principal value	5,455
Non-current			1,350
Current		6,116	251
2016 March [member] | Class XLVII [member]
Disclosure of detailed information about loans [line items]
Principal value	1,000
Non-current			59,790
Current		35,488	1,383
2016 April [member] | Class XLlX [member]
Disclosure of detailed information about loans [line items]
Principal value	535
Current			593
2016 April [member] | Class XLVIII [member]
Disclosure of detailed information about loans [line items]
Principal value	46
Current			2,785
2016 July [member] | Class L [member]
Disclosure of detailed information about loans [line items]
Principal value	11,248
Current			12,902
2017 May [member] | Class LII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 4,602
Interest rate	16.50%
Principal Maturity	2022
Non-current		4,602	4,602
Current	$ 4,712	110	108
2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 750
Interest rate	7.00%
Principal Maturity	2047
Non-current	$ 54,702	62,309	44,311
Current	154	176	126
1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 15
Interest rate	10.00%
Principal Maturity	2028
Non-current	$ 1,521	1,245	886
Current	26	20	15
2013 July [member] | Class XXII [member]
Disclosure of detailed information about loans [line items]
Principal value	92
Current			729
2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,522
Interest rate	8.75%
Principal Maturity	2024
Non-current	$ 62,193	127,938	91,010
Current	28,598	2,705	1,925
2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Interest rate	6.95%
Principal Maturity	2027
Non-current	$ 83,658	84,920	60,399
Current	2,531	2,588	1,890
2019 June [member] | Class I [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 500
Interest rate	8.50%
Principal Maturity	2029
Non-current	$ 40,740	41,828	29,748
Current	39	40	17
2019 December [member] | Class II [member]
Disclosure of detailed information about loans [line items]
Principal value	1,683
Current			1,729
2019 December [member] | Class IV [member]
Disclosure of detailed information about loans [line items]
Principal value	19
Current			1,179
2020 January [member] | Class V [member]
Disclosure of detailed information about loans [line items]
Principal value	2,112
Current		2,261
2020 January [member] | Class VII [member]
Disclosure of detailed information about loans [line items]
Principal value	10
Current		840
2020 March [member] | Class VIII [member]
Disclosure of detailed information about loans [line items]
Principal value	9
Current		755
2020 March [member] | Class IX [member]
Disclosure of detailed information about loans [line items]
Principal value	4
Current		331
2020 May [member] | Class XI [member]
Disclosure of detailed information about loans [line items]
Principal value	93
Current		7,836
2020 June [member] | Class XII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 78
Interest rate	1.50%
Principal Maturity	2022
Non-current		6,587
Current	$ 7,688	5
2020 July [member] | Class XIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 543
Interest rate	8.50%
Principal Maturity	2025
Non-current	$ 21,652	39,784
Current	9,353	6,706
2020 December [member] | Class XV [member]
Disclosure of detailed information about loans [line items]
Principal value	2,316
Current		2,383
2019 December 2020 April May and June [member] | Class III [member]
Disclosure of detailed information about loans [line items]
Principal value	3,708
Current			$ 1,189
2020 January And March [Member] | Class VI [Member]
Disclosure of detailed information about loans [line items]
Principal value	5,006
Current		5,366
2020 December and 2021 February [member] | Class XIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 143
Interest rate	2.00%
Principal Maturity	2023
Non-current	$ 14,701	5,691
Current	22	$ 8
2021 February [member] | Class XVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 748
Interest rate	2.50%
Principal Maturity	2029
Non-current	$ 73,484
Current	18
2021 February [member] | Class XIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 4,128
Interest rate	3.50%
Principal Maturity	2024
Non-current	$ 5,896
Current	20
2021 February [member] | Class XVIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 576
Interest rate	1.50%
Principal Maturity	2033
Non-current	$ 52,658
Current	1,015
2021 February [member] | Class XVI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 775
Interest rate	4.00%
Principal Maturity	2026
Non-current	$ 75,944
Current	899
2021 July [member] | Class XX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 384
Interest rate	5.75%
Principal Maturity	2032
Non-current	$ 39,429
Current	$ 1,007